UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  March 31, 2012
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Linda C. Carley
                       Title:   Chief Compliance Officer
                       Phone:   (617) 575-7108

                   Signature, Place, and Date of Signing:

  /s/ Linda C. Carley               Cambridge, MA             May 4, 2012
  -------------------------      --------------------      ----------------
      Linda C. Carley                City, State                 Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   91

        Form 13F Information Table Value Total:   $82,659 (thousands)

List of Other Included Managers: NONE



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


                        FORM 13F INFORMATION TABLE

FORM 13-F 03/31/2012
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2444    39878 SH       SOLE                    39878
Aberdeen Australia Equity Fund COM              003011103      117    10850 SH       SOLE                    10850
Acuity Brands                  COM              00508Y102      406     6455 SH       SOLE                     6455
American Intl Group            COM              026874784      349    11325 SH       SOLE                    11325
Apple Computer Inc.            COM              037833100     3530     5887 SH       SOLE                     5887
                                                               240      400 SH       OTHER                     400
Arcos Dorados Holding Inc      COM              G0457F107      328    18130 SH       SOLE                    18130
Automatic Data Processing Inc. COM              053015103      299     5425 SH       SOLE                     5425
Banco Santander Centr          COM              05964H105      454    59255 SH       SOLE                    59255
BioMed Realty Trust Inc.       COM              09063H107       88     4650 SH       SOLE                     4650
                                                               190    10000 SH       OTHER                   10000
BlackRock, Inc.                COM              09247X101     1643     8020 SH       SOLE                     8020
Bombardier Inc Cl B US Traded  COM              097751200      359    86700 SH       SOLE                    86700
Bunge Limited                  COM              G16962105     1587    23185 SH       SOLE                    23185
CenturyLink                    COM              156700106      399    10325 SH       SOLE                    10325
                                                               638    16500 SH       OTHER                   16500
Citigroup, Inc.                COM              172967424      292     7995 SH       SOLE                     7995
Consol Energy Inc.             COM              20854P109     1416    41538 SH       SOLE                    41538
                                                               136     4000 SH       OTHER                    4000
Danaher Corp                   COM              235851102     1173    20938 SH       SOLE                    20938
                                                                45      800 SH       OTHER                     800
Deere & Company                COM              244199105     1512    18688 SH       SOLE                    18688
Digital Realty Trust Inc.      COM              253868103      163     2210 SH       SOLE                     2210
                                                               518     7000 SH       OTHER                    7000
EV Energy Partners LP          COM              26926V107      289     4150 SH       SOLE                     4150
                                                               369     5300 SH       OTHER                    5300
Enbridge Energy Partners       COM              29250R106       71     2300 SH       SOLE                     2300
                                                               372    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      324     6425 SH       SOLE                     6425
                                                               404     8000 SH       OTHER                    8000
Exxon Mobil Corp.              COM              30231G102     1544    17800 SH       SOLE                    17800
FedEx Corp                     COM              31428X106     1982    21548 SH       SOLE                    21548
Fiat SpA Ord EUR               COM              T4210N122      320    53430 SH       SOLE                    53430
Freeport-McMoRan Copper & Gold COM              35671D857     1747    45913 SH       SOLE                    45913
                                                                76     2000 SH       OTHER                    2000
Frontier Communications Corp.  COM              35906A108        8     2000 SH       SOLE                     2000
                                                               125    30000 SH       OTHER                   30000
Gamco Global Gold Natural Reso COM              36465A109     1447    89525 SH       SOLE                    89525
                                                              1293    80000 SH       OTHER                   80000
Gold Miners ETF MV             COM              57060U100     1661    33525 SH       SOLE                    33525
                                                               446     9000 SH       OTHER                    9000
Gold Miners Junior ETF         COM              57060U589      179     7300 SH       SOLE                     7300
                                                               356    14500 SH       OTHER                   14500
Goldman Sachs Group Inc        COM              38141G104      539     4335 SH       SOLE                     4335
Google Inc                     COM              38259P508     3343     5214 SH       SOLE                     5214
HCC Insurance Holding          COM              404132102     1124    36060 SH       SOLE                    36060
Haier Electronics Group Ord HK COM              G42313125      315   278000 SH       SOLE                   278000
Hess Corporation               COM              42809H107     1050    17805 SH       SOLE                    17805
IBM Corp                       COM              459200101      895     4290 SH       SOLE                     4290
Illinois Tool Works            COM              452308109     1137    19900 SH       SOLE                    19900
JPMorgan Chase & Co            COM              46625H100     1760    38288 SH       SOLE                    38288
Johnson & Johnson              COM              478160104      890    13490 SH       SOLE                    13490
Joy Global Inc                 COM              481165108     1693    23028 SH       SOLE                    23028
L-3 Communications             COM              502424104     1480    20915 SH       SOLE                    20915
Laboratory Co Amer Hldgs       COM              50540R409     1626    17765 SH       SOLE                    17765
Linn Energy, LLC               COM              536020100      529    13875 SH       SOLE                    13875
                                                              1068    28000 SH       OTHER                   28000
Medco Health Solutions         COM              58405U102      993    14123 SH       SOLE                    14123
Michelin Cie Gen des Establiss COM              F61824144      479     6445 SH       SOLE                     6445
Microsoft Corp                 COM              594918104     2109    65375 SH       SOLE                    65375
Nabors Industries Ltd          COM              G6359F103      872    49855 SH       SOLE                    49855
National Oilwell Varco Inc.    COM              637071101     1641    20652 SH       SOLE                    20652
Noble Corp                     COM              H5833N103     1721    45930 SH       SOLE                    45930
Nucor Corporation              COM              670346105      494    11495 SH       SOLE                    11495
Oneok Partners, L.P.           COM              68268N103       77     1400 SH       SOLE                     1400
                                                              1017    18600 SH       OTHER                   18600
Potash Corp /Saskatch          COM              73755L107     2651    58014 SH       SOLE                    58014
                                                               114     2500 SH       OTHER                    2500
Qualcomm Inc.                  COM              747525103     1916    28153 SH       SOLE                    28153
                                                               204     3000 SH       OTHER                    3000
Rangold Resources Ltd.         COM              752344309      132     1500 SH       SOLE                     1500
                                                               132     1500 SH       OTHER                    1500
SPDR Gold Trust ETF            COM              78463V107     1227     7570 SH       SOLE                     7570
Sanofi-Aventis ADS             COM              80105N105      650    16775 SH       SOLE                    16775
StoneMor Partners              COM              86183Q100      150     6150 SH       SOLE                     6150
                                                               146     6000 SH       OTHER                    6000
Suncor Energy                  COM              867224107     1746    53393 SH       SOLE                    53393
                                                                98     3000 SH       OTHER                    3000
Swiss Gold Shares ETFS Physica COM              26922Y105     1502     9090 SH       SOLE                     9090
Teck Resources Ltd Cl B        COM              878742204      316     8855 SH       SOLE                     8855
Teleflex Inc.                  COM              879369106     1075    17585 SH       SOLE                    17585
Teva Pharmaceutical Inds       COM              881624209     1875    41610 SH       SOLE                    41610
Titan International, Inc       COM              88830M102      966    40845 SH       SOLE                    40845
Total SA                       COM              89151E109     1981    38757 SH       SOLE                    38757
Tsingtao Brewery Spons ADR     COM              898529102      268     4970 SH       SOLE                     4970
Visa Inc                       COM              92826C839     2285    19364 SH       SOLE                    19364
Vodafone Group plc ADS         COM              92857W209     2559    92491 SH       SOLE                    92491
WPP Group plc                  COM              92933H101      423     6180 SH       SOLE                     6180
WellPoint, Inc.                COM              94973V107     1615    21885 SH       SOLE                    21885
Windstream Corporation         COM              97381W104       87     7400 SH       SOLE                     7400
                                                               351    30000 SH       OTHER                   30000



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